Short-Term Investments	12 Months Ended
Dec. 31, 2018
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Short-Term Investments
4.	SHORT-TERM INVESTMENTS

Short-term investments consist of wealth management products issued by Industrial and Commercial Bank of China Limited (“ICBC”) and Shanghai Pudong Development Bank Co., Ltd., which are redeemable by the Company at any time. The wealth management products are primarily invested in debt securities issued by the PRC government, corporate debt securities and central bank bills. The Company valued the short-term available-for-sale debt securities based on the quoted subscription/redemption price published by the relevant banks. As of December 31, 2017 and 2018, the realized gain on short-term investments was nil and RMB935,717 (US$136,094).